Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 7,373	$ 7,742
New loans and advances	237	478
Repayments	(3,672)	(847)
Balance at end of year	$ 3,938	$ 7,373
Minimum
Related Party Transaction [Line Items]
Related party entity ownership percentage	10.00%	10.00%